Financial Instruments - Summary of Debt and Related Derivative Instruments (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2025	Dec. 31, 2024 CAD ($)	Sep. 30, 2024
3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 500	$ 500
Debt instrument, interest rate	3.35%	3.35%		3.35%
Debt instrument, maturity year	2026	2026
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount				$ 1,400
Debt instrument, interest rate		2.239%	2.239%	2.239%
Debt instrument, maturity year		2025
3.85% Notes, due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, interest rate					3.85%
5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 500	$ 500
Debt instrument, interest rate	5.85%	5.85%		5.85%
Debt instrument, maturity year	2040	2040
4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 119	$ 119
Debt instrument, interest rate	4.50%	4.50%		4.50%
Debt instrument, maturity year	2043	2043
5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 350	$ 350
Debt instrument, interest rate	5.65%	5.65%		5.65%
Debt instrument, maturity year	2043	2043
5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 400	$ 400
Debt instrument, interest rate	5.50%	5.50%		5.50%
Debt instrument, maturity year	2035	2035